UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON D.C. 20549
                               FORM 13F



                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment  [  ]; Amendment Number:

         This Amendment (Check only one):   [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.
Institutional Investment Manager Filing this Report:

         Name:             Banc of America Investment Advisors, Inc.
         Address:          100 Federal Street
                           Boston, MA  02110

Form 13F File Number:      28-10483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Alpesh Rathod
Title:            Chief Compliance Officer
Phone:            646-313-8680

Signature, Place, and Date of Signing:


 /s/ Alpesh Rathod	     New York, New York       	October 12, 2005
-----------------      --------------------------       --------------
[Signature]                [City, State]                   [Date]

Report Type (Check only one):

[    ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[    ] 13F COMBINATION REPORT. (Check here if a portion of the
       holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

No.        Form 13F File Number     Name

01         28-5580                  Mastrapasqua Asset Management
02         28-05690                 Matrix Asset Advisors, Inc.
03         28-1585                  William Blair and Co., L.L.C.
04         28-00620                 TCW Investment Management Co.
05         28-03579                 Schneider Capital Management Corp.
06         28-7168                  M.A. Weatherbie and Co., Inc.
07         28-03791                 Pzena Investment Management

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